UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549


                                  FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X
                                      and
THE INVESTMENT COMPANY ACT OF 1940                X


Molter Series Funds, Inc. Exact Name of Registrant as Specified in Charter) 6720 East Camino Principal, Suite 100, Tucson AZ. 85715
(Address of Principal Executive Offices)

520-298-7000                              (Registrants Telephone Number)

Daniel A Molter    6720 East Camino Principal, Suite 100,
Tucson AZ. 85715
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as
practicable after the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)

Calculation of Registration Fee Under the Securities Act of 1933


 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate
Registration
                           Price      Offering Price      Fee
 Molter Series Funds, Inc.              *
 Common Stock $.01        1,500,000       $5.00       $7,500,000      $2,586.20
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A)may determine.

                           Cross Reference Sheet

          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares- Reinvestment
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation


Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable of Securities
Item 16. Investment Advisory and Other Services-   Investment Adviser
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
     	   Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements


Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     To be Supplied
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounnts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

		                  MOLTER SERIES FUNDS, INC.
                                TUCSON,  AZ. 85715
                                   520-298-7000


PROSPECTUS
XXXXXX XX, 1998

The Fund & Investment Objective
Molter Series Funds, Inc. ("the Fund") is an open-end non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $500 for subsequent purchases.

Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 1998 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.


             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Molter Series Funds, Inc. Fund will incur. The expenses and fees set forth below are for the 1998 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                  None
             Sales Load Imposed on Reinvested Dividends       None
             Redemption Fees                                  None
             Exchange Fees                                    None
             IRA Trustee Fees                                 None

                     Annualized Fund Operating Expenses:
             Management Fees                                  1.0%
             12b-1 Fees                                       None
             Other Expenses                                   1.0%
                                 Total Operating Expenses     2.0%




The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b)redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                1 Year       3 Years      5 Years        10 Years
                  $20          $63          $111            $252

THE FUND MOLTER SERIES FUNDS, INC. (also referred to as the "Fund") was incorporated in Arizona on June 25, 1997. The Fund's registered office is in Tucson, AZ: mail may be addressed to 6720 East Camino Principal, Suite 100, Tucson AZ. 85715

OBJECTIVES AND POLICIES
Objective: Molter Series Funds, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-tain its ongoing objective of capital appreciation.

Security Selection Criteria:   Criteria used by the Adviser in recommending
purchases of securities will be based on the Business Economics, Management Quality, Financial Condition and Security Price of each business.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on
the amounts distributed to shareholders.   In order to qualify as  a  "regulated
investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities tran-sactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1998 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. 1) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or 2) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

INVESTMENT As officers and directors.  For these services the Fund has
 Investment Adviser would  forgo suf-
ficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million.
These ratios were selected by the Board of Directors beMr. Molter has an M.B.A. from the Wharton Graduate School of Business and a C.P.A. Mr. Molter
 has held staff and management positions with Mobil Oil, Union Pacific, and was the Chief Financial Officer of Botany 500 McGegor Sportswear.  On
June 25, 1997 shareholders of the Fund approved a managementand Advisory contract with Investment Research Associates, Inc., which was unanimously
approved by the Board of Directors June 25,  1997.   This Agreement will
continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agree-ment, Investment Research Associates, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the port-folio and recommend to the Fund when & to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, with-out the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Investment Research Associates, Inc. In the event of its assignment, the Agreement will terminate automatically.
Ultimate decisions as to the investment policy and as to individual pur-chases and sales of securities are made by the Fund's officer or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchases reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age prinici-pal occupations and percent of shares outstanding held during the past five years are:


                                  Occupation             Percent
Name and Address      Age         Position               Past 5 years of Class

    Daniel A. Molter*     56          President         Investment Advisor 100%
    6720 E Camino Principal           Interested        Investment Research
    Suite 100                         Director          Associates, Inc.
    Tucson, AZ 85715

                                  Occupation              Percent
Name and Address      Age         Position                Past 5 Years of Class

   Hester Molter*       45          Interested            Self-Proprietor
   6720 E Camino Principal          Director
   Suite 100                        Wife of President
   Tucson, AZ 85715

   Jane Justus                      Non-Interested       Investor        0.00%
   Tucson, AZ 85718                 Director

   Cliff Altfeld         40    Non-Interested   Attorney at Law       0.00%
   6273 La Yerba               Director         Tucson, AZ
   Tucson, AZ 85750

   Mary Anne Finlay       55   Secretary			Self-Proprietor      0.00%
   5248 Pinehurst Drive		      Non-Interested
   Boulder Co. 80301-3791	     Director


* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Molter is President and joint owner of the Fund and Mrs. Molter is secretary and joint owner of the Fund.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Daniel and Hester Molter, as of the date of this Pros-pectus, own all outstanding shares of the Fund.

PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $500, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000 if you have a
spouse during the taxable year.   A separate and independent Spousal IRA must
be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's.  There  is no charge to  open and  maintain a Molter
Series Fund, Inc. Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.
IRA Enhancements - Taxpayer Relief Act Changes to the Traditional IRA  	The
1997 Act restores deductible IRA contributions for individuals at higher income levels. Currently, deductions for IRA contributions are phased out as income increases beyond $40,000 for married taxpayers filing jointly and $25,000 for single taxpayers. Under the Act, these income levels will gradually increase to $80,000 for married taxpayers filing joint by the year 2007 and $50,000 for single taxpayers by the year 2005. Effective Non-deductible Tax-Free Roth IRA. The new Roth IRA is funded solely with after-tax (nondeductible) contributions, but offers the possibility of tax-free earnings which are not taxed as income when later withdrawn as part of qualified distributions. The principal features of the new Roth IRA are:
* Tax deductions are not allowed for contributions to the account, but earnings accumulate tax-free and are not taxed as income when withdrawn as qualified distributions.
* Income limitations for contributions begin at $150,000 for married tax-payers filing jointly and $95,000 for single taxpayers.
* The maximum contribution is combined with the deductible IRA and is limited annually to the maximum IRA contribution allowed for that individual.
* Transfers from Traditional IRAs to Roth IRAs are allowed for single or mar-ried taxpayers with adjusted gross incomes of $100,000 or less.
* Contributions can be made beyond age 70 1/2, while distributions are not required to begin at age 70 1/2. Distributions are only required upon death.
Effective Date: Taxable years beginning January 1, 1998.

 Nondeductible Education IRA

The Education IRA is a trust or custodial account established to help pay the higher-education expenses of your child, grandchild or other designated beneficiary. Like the Roth IRA, this account is funded with after-tax (non-deductible) contributions. The Education IRA has the following principal features:
* Contributions of up to $500 annually are allowed per student (in addition to the $2,000 limit for a separate IRA).
* Qualified distributions are not taxed as income unless they exceed qual-ified higher education expensed, in which case amounts in excess of qualified expenses will be taxable as income and subject to the 10% penalty.
* Contributions may be made regardless of whether the beneficiary has gross income, but may not be made after the beneficiary reaches age 18.
* Income limitations for contributions begin for taxpayers whose adjusted gross income is between $150,000 to $160,000 for married taxpayers filing jointly and $95,000 and $110,000 for single taxpayers.
Effective Date: Taxable years beginning January 1, 1998. For further infor-mation contact your tax adviser.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is personally known to management.

The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of re-demption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-
stricted as determined by  the Securities and Exchange Commission   or  when
the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with rule 17e-1 of the Investment Company Act of 1940, If the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible & never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will re-view each transaction at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-ed from the fees paid to the Adviser. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-vestment Adviser to provide investment advice. (See Investment Adviser, pg. 5). It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.

AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore and Dalton has no direct or indirect finan-cial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION
A)  Please fill out one of the following four types of accounts:
    1) ** Individual Accounts **

   ______________________  __  _____________________     ______________________
           First Name      MI       Last Name             Social Security Number

    2) ** Joint Accounts **

   ______________________  __  _____________________     ______________________
          First Name       MI        Last Name            Social Security Number


   ______________________  __  _____________________     ______________________
          First Name       MI        Last Name            Social Security Number

    3) ** Custodial Accounts **

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name


   ______________________  __  ______________________    ______________________
     Minor's First Name    MI     Minor's Last Name      Minor's Social Sec Num


    4) ** All Other Accounts **

   __________________________________________________    ______________________
                     Name of Account                      Tax Identification Num

   __________________________________________________
          (Use this second line if you need it)

B) Biographical and other information about the new account:
   Number & Street

_____________________________________________________________


   City_______________________________   St_____  Zip__________________________


   Citizen of__________________   Home Phone____________   Bus Phone____________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:

___________________________________

Signature of Joint Owner (if joint account):

___________________________________

           Please make check payable to:     Molter SERIES FUNDS, INC.
Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)
   All applications are accepted in Arizona and under Arizona laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER

Name as shown on account (if joint account, give name corresponding to TIN)
_________________________________________________

Street Address
_________________________________________________

City, State & Zip Code

_________________________________________________


Part 1.-  Taxpayer Identification Number            Part 2. -Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the provisions  of  section
                                                    3406(a) (1)(C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________



Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.



Signature ___________________________________       Date _______________________

         INVESTMENT ADVISER                                 PROSPECTUS

    INVESTMENT RESEARCH ASSOCIATES, INC.         MOLTER SERIES FUNDS, INC.
  6720 E CAMINO PRINCIPAL, SUITE 100         6720 E CAMINO PRINCIPAL, SUITE 100
          Tucson, AZ. 85715                             Tucson, AZ. 85715


520-298-7000

XXXXXXX XX, 1998

          TABLE OF CONTENTS

Fund Expenses ...................... 2      The Fund seeks capital appreciation
The Fund ........................... 3      through investment in common stocks
Objective & Policies ............... 3      & securities convertible into com-
  Objective ........................ 3      mon stocks  in the pursuit of capi-
  Risk Assessment .................. 3      tal gains.  Current income from in-
  Security Selection Criteria ...... 3      vestments  is a subordinate  consi-
  Portfolio Turnover Policy ........ 3      deration.
  Nondiversification Policy ........ 3
Tax Status ......................... 3
Investment Restrictions ............ 4
Investment Adviser ................. 5
Officers & Directors of the FUND ... 5
Capitalization ..................... 6
  Description of Common Stock ...... 6
  Voting Rights .................... 6
  Major Shareholders ............... 6
Purchase of Shares - Reinvestments . 6
  Initial Investments .............. 7
  Subsequent Purchases ............. 7
  Reinvestments .................... 7
  Fractional Shares ................ 7
Retirement Plans ................... 7
  IRA .............................. 7
Pricing of Shares .................. 7
Redemption of Shares ............... 8
Brokerage .......................... 8
Management of the Fund ............. 9
Custodian & Transfer Agent ......... 9
Reports to Shareholders ............ 9
Auditors ........................... 9
Litigation ......................... 9
Additional Information ............. 9
Share Purchase Application ........ 10
W-9 Application Form .............. 11

                               MOLTER SERIES FUNDS, INC.
                             6720 E Camino Principal, Suite 100
                                 Tucson, AZ   85715
                                   520-298-7000


                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 1998

This Statement is not a prospectus, but should  be read in conjunction with  the
Fund's  current  prospectus  dated           , 1998.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.

                               TABLE OF CONTENTS
                  The Fund ................................ 2
                  Objectives & Policies ................... 2
                       Objectives ......................... 2
                       Security Selection Criteria ........ 2
                       Portfolio Turnover Policy .......... 2
                       Nondiversification Policy .......... 2
                  Tax Status .............................. 2
                  Investment Restrictions ................. 3
                  Investment Adviser ...................... 4
                  Officers and Directors of the Fund ...... 4
                  Capitalization .......................... 5
                       Description of Common Stock ........ 5
                       Voting Rights ...................... 5
                       Major Shareholders ................. 5
                  Purchase of Shares - Reinvestment ....... 5
                       Initial Investments ................ 6
                       Subsequent Purchases ............... 6
                       Reinvestments ...................... 6
                       Fractional Shares .................. 6
                  Retirement Plans ........................ 6
                       IRA ................................ 6
                  Redemption of Shares .................... 6
                  Brokerage ............................... 7
                  Auditor's Report ........................ 8
                  Statement of Assets & Liabilities ....... 9
                  Statement of Investments in Securities .. 9
                  Statement of Operations .................10
                  Statement of Changes in Net Assets ......10
                  Notes to Financial Statements ...........10
                  Supplemental Data .......................12

THE FUND
MOLTER SERIES FUNDS, INC. (also referred to as the "Fund") was incorporated in Arizona on June 25, 1997. The Fund's registered office is in Tucson, AZ: mail may be addressed to 6720 E Camino Principal, Suite 100, Tucson AZ.

OBJECTIVES AND POLICIES
Objective: Molter Series Funds, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-tain its ongoing objective of capital appreciation.

Security Selection Criteria: Criteria used by the Adviser in recommending pur-chases of securities will be based on the Business Economics, Management Quali-ty, Financial Condition and Security Price of each business.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, herein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-ity holdings that exceed 5% of the total assets of the Fund at time of pur-chase. Distribution of any net long term capital gains realized by the Fund in 1998 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized
                                      - 2 -
by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

INVESTMENT ADVISER
Investment Research Associates, Inc. is an Arizona corporation that acts as an Investment Adviser, to the Fund. Investment Research Associates has no previous experience in advising registered investment companies. Daniel A. and Hester Molter established the company in April 1997 and are the sole
owners, directors and officers of the Investment Adviser of the Fund.   Mr.
Molter has an M.B.A. from the Wharton Graduate School of Business and a C.P.A. Mr. Molter has held staff and management positions with Mobil Oil, and worked his way up to being Chief Financial Officer of Botany 500 McGegor Sportswear. On June 25, 1997 shareholders of the Fund approved a management and Advisory contract with the Investment Research Associates, Inc., which was unanimously approved by the Board of Directors June 25, 1997. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agree-ment nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Investment Research Associates, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when & to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Investment Research Associates, Inc. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Investment Research Associates, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-vestment Adviser. Excepting these items, the Fund pays all other fees and ex-penses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:

                                Occupation    Percent
   Name and Address       Age   Position         Past 5 Years    of  Class


   Daniel A. Molter*       56   President        Investment Advisor  100.00%
   6720 E Camino Principal      Interested       Investment Research
   Suite 100                    Director         Associates, Inc.
   Tucson, AZ  85715

                                Occupation      Percent
   Name and Address      Age    Position         Past 5 Years     of  Class

   Hester Molter*         45 	Interested
   6720 E Camino Principal	Director		Self-Proprietor
   Suite 100 			Wife of President
   Tucson, AZ  85715

    Lane Justus               Non-interested       Investor           0.00%
    Tucson, AZ 85718          Director

   Cliff Altfeld          40    Non-Interested   Attorney at Law      0.00%
   6273 La Yerba                Director         Tucson, AZ
   Tucson, AZ  85750

   Maranne Finley         55 Secretary		Self-Proprietor     0.00%
   5248 Pinehurst Drive	     Non-Interested
   Boulder Co 80301-3791     Director


  * Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Molter is President and joint owner of the Fund and Mrs. Molter is secretary and joint owner of the Fund.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Dan Molter, as of the date of this Prospectus, owns all outstanding shares of the Fund.

PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000 if you have a
spouse during the taxable year.   A separate and independent Spousal IRA must
be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

IRA Enhancements - Taxpayer Relief Act Changes to the Traditional IRA  	The
1997 Act restores deductible IRA contributions for individuals at higher income levels. Currently, deductions for IRA contributions are phased out as income increases beyond $40,000 for married taxpayers filing jointly and $25,000 for single taxpayers. Under the Act, these income levels will gradually increase to $80,000 for married taxpayers filing joint by the year 2007 and $50,000 for single taxpayers by the year 2005. Effective Date:
Taxable years beginning January 1, 1998.

Nondeductible Tax-Free Roth IRA

 The new Roth IRA is funded solely with after-tax (nondeductible) contribu-tions, but offers the possibility of tax-free earnings which are not taxed as income when later withdrawn as part of qualified distributions. The prin-cipal features of the new Roth IRA are:
* Tax deductions are not allowed for contributions to the account, but earnings accumulate tax-free and are not taxed as income when withdrawn as qualified distributions.
* Income limitations for contributions begin at $150,000 for married taxpayers filing jointly and $95,000 for single taxpayers.
* The maximum contribution is combined with the deductible IRA and is limited annually to the maximum IRA contribution allowed for that individual.
* Transfers from Traditional IRAs to Roth IRAs are allowed for single or married taxpayers with adjusted gross incomes of $100,000 or less.
* Contributions can be made beyond age 70 1/2, while distributions are not required to begin at age 70 1/2. Distributions are only required upon death. Effective Date: Taxable years beginning January 1, 1998.

 Nondeductible Education IRA

The Education IRA is a trust or custodial account established to help pay the higher-education expenses of your child, grandchild or other designated beneficiary. Like the Roth IRA, this account is funded with after-tax (non-deductible) contributions. The Education IRA has the following principal features:
* Contributions of up to $500 annually are allowed per student (in addition to the $2,000 limit for a separate IRA).
* Qualified distributions are not taxed as income unless they exceed qualified higher education expensed, in which case amounts in excess of qualified expenses will be taxable as income and subject to the 10% penalty.
* Contributions may be made regardless of whether the beneficiary has gross income, but may not be made after the beneficiary reaches age 18.
* Income limitations for contributions begin for taxpayers whose adjusted gross income is between $150,000 to $160,000 for married taxpayers filing jointly and $95,000 and $110,000 for single taxpayers.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Molter Series Funds, Inc. IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is personally known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending  upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if:
The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is re-
stricted as determined by  the Securities and Exchange Commission   or  when the
Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with rule 17e-1 of the Investment Company Act of 1940, If the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible & never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will re-view each transaction at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deducted from the fees paid to the Adviser. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations.
No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.

                      Independent Auditor's Report To Be Supplied

    Financial Statements to be supplied with audit

   The financial statements will be supplied with audit.


Organization:  Molter Series Funds, Inc. (the "Fund") was incorporated on
June 25, 1997 and commenced operations on XXXXXX, 1998. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock ("initial shares") to its initial investors on XXXXXX, 1998.

Significant Accounting Policies: Accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with generally accepted accounting principles and include:
  Security valuations - The Fund values investment secuities, where market quo-tations are available, at market value based on the last recorded sales prices as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost, pproximat-ing market value.
  Federal income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.
  Distribution to shareholders - The Fund intends to distrbute to shareholders substantially all of its net investment income, if any, and net realized capi-tal gains, if any, at year end.
  Organizational costs and Registration fees - Organizational costs and Regis-tration fees were all borne by the Fund's Investment Advisor.
  Other - The Fund records security transactions on the trade date. Specific identification is used for determining gains or losses for financial state-ments & income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED
TRANSACTIONS: The Fund has an investment advisory agreement with Investment Research Associates, Inc., whereby Investment
Research Associates, Inc. receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. In accordance with State Regulations, Investment Research Associates, Inc. has agreed to reimburse the Fund to hold the Fund's aggregate annual operating expenses to 2.0% of the first $10,000,000 and 1.5% of the average net assets over $10,000,000. Mr. Daniel Molter is the President and joint owner of the Fund and Mrs. Hester Molter is the secretary and joint owner of the Fund.

NOTE 3 INVESTMENTS:  Not Applicable

NOTE 4 CAPITAL SHARE TRANSACTIONS: As of August 1, 1997 there were 1,000,000 shares of $.10 par value capital stock authorized and capital paid in aggregating $100,000.

                            FORM N-1A
                    PART C - OTHER INFORMATION

a.       Contents                                    Page #

1.  Financial Statements & Exhibits                   1
2.  Control Persons                                   1
3.  Number of Shareholders                            1
4.  Indemnification                                   1
5.  Activities of Investment Adviser                  1
6.  Principal Underwriters                            1
7.  Location of Accounts & Records                    2
8.  Management Services                               2
9.  Distribution Expenses                             2
10. Undertakings                                      2
11. Auditor's Consent                                 3
12. Signatures                                        4

b. Exhibits
1.  Articles of Incorporation                         3 i
2.  By-Laws                                           3 ii
3.  Investment Advisory Contract                      10 i
4.  Reimbursement Agreements - Officers/Directors     10 ii
5.  Opinion of Counsel Concerning Fund Securities     99.1

1. a. Financial Statements -  Will be supplied with audit.
   A post-effective amendment containing reasonably current financial statements which will not be certified will be filed with the Securities and Exchange Commission within 4 to 6 months of the effective date of this filing.

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

2.    Control Persons - Not applicable

3. Number of Shareholders - There is 1 shareholder of the Molter Series Funds, Inc. Fund, as of this filing.

4.    Indemnification - Insofar as indemnification  for liability arising  under the  Securities  Act of  1933 may be permitted to directors,  officers and controlling  persons of the  registrant, the registrant has  been advised that, in the opinion of the Securities and Exchange Commission, such indemnificaion is against public policy as expressed in the Act and is,
     	therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the  successful defense of any action, suit or  pro-
      ceeding)  is asserted by such  director, officer or controlling person in connection with the securities being registered, the registrant will, un-
      less  in the opinion of its  counsel the matter has been settled by  con-
      trolling precedent, submit to a court of appropriate jurisdiction the question whether such indemnificaion by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
        Indemnification of Officers, Directors, Employees and Agents: Subject
      to the further provisions hereof, the Corporation shall indemnify any and of its  existing and former directors, officers, employees, and agents against all expenses incurred by them and each of them, includ-
      ing but not imited to legal fees, judgment, penalties and amounts paid in
      settlement 	or compromise, which may arise or be incurred, rendered, or
      levied in any legal action brought or threatened against any of them for or on alleged to have been committed while acting within the scope
     	of employment as director, officer, employee, or agent of the Corporation,
     	whether or not any action is or has been filed against them and whether or
     	not any settlement or compromise is approved by a court.  No such indemnification shall be available with respect to liabilities under the
     	Securities Act of 1933, and the Corporation shall have the right to refuse indemnification in any instance in which the person to whom indemnification would otherwise have been applicable shall have un-
      reasonably refused to the Corporation, at its own expense through counsel of its own choosing, to defend him or her in the action.


5. Activities of Investment Adviser - The Molter Series Funds, Inc.'s activity at the present time is performance on its Investment Advisory Contract currently effective with Investment Research
     	Associates, Inc. Mr. Dan Molter, owner, officer and director if Investment Research Associates, Inc., is also President of the Bookkeeper Corporation.

6. Principal Underwriter - The Fund acts as its own underwriter.


7. Location of Accounts & Records - All fund records are held at corporate Headquarters - 6720 E Camino Principal, Suite 100, Tucson, AZ 85715 with the exception of security certifications which are in a safe deposit box at the Bank of America, 7077 E Tanque Verde Rd., Tucson, AZ. 85750


8. Not applicable


9. Distribution Expenses - The fund currently bears no distribution
   Expenses.

10. Not Applicable

      			CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS TO
			      BE SUPPLIED

SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment company Act of 1940, the MOLTER SERIES FUNDS, INC. ceritifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned therunto duly authorized, in the City of Tucson and State of Arizona, on the last day of August 1997.

                             								MOLTER SERIES FUNDS, INC.

                             								Dan Molter
							                             	President


Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                           Title                           Date

Dan Molter                 President, CEO and Director              XXXXXX


Hester Molter 			         	Director                                  XXXXXX

Lane Justus 				           Director                                  XXXXXX

Mary Ann Finlay				        Secretary, Director		                     XXXXXX


                                    - 4 -
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